INVENTORIES	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2015 and 2016 are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Finished goods	¥149,737	¥159,801
Work in process	62,784	63,113
Raw materials and supplies	141,978	104,961

Total	¥354,499	¥327,875

Kyocera regularly reviews the cost of inventory on hand and records a lower of cost and net realizable value write-down if any inventories have a cost in excess of net realizable value. Kyocera recorded write-downs of ¥7,256 million, ¥17,361 million and ¥12,238 million for the years ended March 31, 2014, 2015 and 2016, respectively, to adjust the carrying amount of inventory to net realizable value.